Employee benefits Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Bonus Plan Expense
STI expenses for the Board of Management and other employees were as follows:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

Board of Management [1]	3.8	4.5	5.1
Other employees [2]	218.0	233.7	269.1
Total bonus expenses	221.8	238.2	274.2

1.	Includes all members that served on the Board of Management throughout the year.
2.
Includes all variations of available STI bonus plans of which employees are eligible.

Schedule of Pension and Retirement Expenses
We maintain one multi-employer union plan and various other pension plans (based on defined contribution) covering substantially all of our employees. Our pension and retirement expenses for all employees for the years ended December 31, 2019, 2018 and 2017 were:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

Pension plan based on multi-employer union plan	62.4	74.0	96.6
Pension plans based on defined contribution	38.4	48.0	55.9
Pension and retirement expenses	100.8	122.0	152.5